UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2005

CAF-QTLY-0305

1.813030.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.2%
NOK Corp.	400,000	$ 11,464
Distributors - 0.0%
Handleman Co.	92,100	1,791
Hotels, Restaurants & Leisure - 3.8%
Ctrip.com International Ltd. ADR (a)	568,900	23,438
McDonald's Corp.	1,925,400	62,364
Royal Caribbean Cruises Ltd.	1,666,600	88,330
Starbucks Corp. (a)	1,290,600	69,692
		243,824
Household Durables - 1.9%
Beazer Homes USA, Inc.	100,000	14,850
D.R. Horton, Inc.	318,105	12,654
Daito Trust Construction Co.	475,900	21,998
George Wimpey PLC	1,000,000	7,891
Lennar Corp.:
Class A	396,376	22,383
Class B	103,162	5,345
LG Electronics, Inc.	475,640	32,713
Maytag Corp.	363,380	5,709
		123,543
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	185,000	7,996
eBay, Inc. (a)	200,700	16,357
Senshukai Co. Ltd.	582,000	5,111
		29,464
Media - 6.7%
Cablevision Systems Corp. - NY Group Class A (a)	279,800	7,664
Clear Channel Communications, Inc.	200,000	6,486
Comcast Corp. Class A (special) (a)	58,600	1,852
EchoStar Communications Corp. Class A	836,672	25,527
Fox Entertainment Group, Inc. Class A (a)	200,000	6,730
Lamar Advertising Co. Class A (a)	200,000	8,596
Liberty Media Corp. Class A (a)	1,633,290	17,052
Liberty Media International, Inc. Class A (a)	651,254	29,489
McGraw-Hill Companies, Inc.	190,310	17,223
News Corp.:
Class A	172,030	2,925
Class B	935,000	16,437
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc.:
Class A (a)	25,000	$ 290
Class B (non-vtg.) (a)	2,625,600	32,820
The DIRECTV Group, Inc. (a)	1,040,148	15,654
Time Warner, Inc. (a)	3,543,826	63,789
Univision Communications, Inc. Class A (a)	5,344,300	145,953
Viacom, Inc. Class B (non-vtg.)	867,239	32,383
		430,870
Multiline Retail - 0.1%
Nordstrom, Inc.	189,600	9,148
Specialty Retail - 1.7%
Foot Locker, Inc.	1,900,700	51,167
Gadzooks, Inc. (a)	150,000	7
Home Depot, Inc.	1,213,200	50,057
Yamada Denki Co. Ltd.	150,000	6,311
		107,542
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	677,100	58,657
TOTAL CONSUMER DISCRETIONARY		1,016,303
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
The Coca-Cola Co.	200,000	8,298
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc.	458,000	40,954
Food Products - 0.8%
Bunge Ltd.	285,100	16,120
McCormick & Co., Inc. (non-vtg.)	958,000	35,609
		51,729
Personal Products - 0.2%
Avon Products, Inc.	254,460	10,743
TOTAL CONSUMER STAPLES		111,724
ENERGY - 5.0%
Energy Equipment & Services - 4.0%
BJ Services Co.	1,622,400	77,956
ENSCO International, Inc.	1,881,050	64,388
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	200,000	$ 7,072
Grant Prideco, Inc. (a)	65,000	1,274
Nabors Industries Ltd. (a)	64,575	3,255
Noble Corp.	1,698,800	90,631
Pride International, Inc. (a)	374,300	8,755
Transocean, Inc. (a)	127,196	5,597
		258,928
Oil & Gas - 1.0%
Chesapeake Energy Corp.	187,100	3,287
Cross Timbers Royalty Trust	1,380	57
Teekay Shipping Corp.	484,200	21,484
Total SA sponsored ADR	395,900	42,579
		67,407
TOTAL ENERGY		326,335
FINANCIALS - 7.5%
Capital Markets - 3.4%
3i Group PLC	474,200	6,243
Ameritrade Holding Corp. (a)	1,008,650	13,042
Apollo Investment Corp.	1,742,373	29,603
Charles Schwab Corp.	1,673,100	18,806
Daiwa Securities Group, Inc.	663,500	4,495
Goldman Sachs Group, Inc.	459,400	49,546
JAFCO Co. Ltd.	130,000	8,782
Merrill Lynch & Co., Inc.	552,400	33,183
Morgan Stanley	948,600	53,084
Nomura Holdings, Inc.	342,500	4,531
		221,315
Commercial Banks - 1.7%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	2,942	28,008
UFJ Holdings, Inc. (a)	3,809	22,753
Wells Fargo & Co.	920,700	56,439
		107,200
Insurance - 0.6%
Axis Capital Holdings Ltd.	186,900	5,114
Millea Holdings, Inc.	1,886	26,026
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Sun Life Financial, Inc.	100,000	$ 3,235
XL Capital Ltd. Class A	93,300	6,977
		41,352
Real Estate - 1.0%
Alexandria Real Estate Equities, Inc.	190,300	12,666
Apartment Investment & Management Co. Class A	284,700	10,221
Friedman, Billings, Ramsey Group, Inc. Class A	866,600	17,055
LNR Property Corp.	90,268	5,687
Mitsubishi Estate Co. Ltd.	200,000	2,526
New York Mortgage Trust, Inc. (d)	1,331,700	14,342
		62,497
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	191,490	7,085
Fannie Mae	181,300	11,708
Freddie Mac	5,600	366
Golden West Financial Corp., Delaware	402,200	25,990
Sovereign Bancorp, Inc.	374,200	8,509
		53,658
TOTAL FINANCIALS		486,022
HEALTH CARE - 13.4%
Biotechnology - 4.9%
Biogen Idec, Inc. (a)	1,842,200	119,669
Genentech, Inc. (a)	3,711,000	177,052
Millennium Pharmaceuticals, Inc. (a)	2,046,800	18,851
		315,572
Health Care Equipment & Supplies - 5.4%
Biomet, Inc.	811,410	34,469
Fisher Scientific International, Inc. (a)	1,173,640	74,115
Guidant Corp.	74,700	5,415
Medtronic, Inc.	616,600	32,365
St. Jude Medical, Inc. (a)	1,859,800	73,053
Stryker Corp.	186,600	9,170
Synthes, Inc.	95,117	10,896
Wilson Greatbatch Technologies, Inc. (a)	513,900	9,147
Zimmer Holdings, Inc. (a)	1,285,900	101,393
		350,023
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.0%
Health Management Associates, Inc. Class A	150,000	$ 3,312
UnitedHealth Group, Inc.	669,100	59,483
		62,795
Pharmaceuticals - 2.1%
Barr Pharmaceuticals, Inc. (a)	971,300	46,185
Johnson & Johnson	134,600	8,709
Merck KGaA	511,488	33,920
Pfizer, Inc.	517,500	12,503
Roche Holding AG (participation certificate)	306,055	32,589
Sepracor, Inc. (a)	20,000	1,144
		135,050
TOTAL HEALTH CARE		863,440
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	95,100	4,080
Air Freight & Logistics - 2.4%
FedEx Corp.	1,315,950	125,871
United Parcel Service, Inc. Class B	201,200	15,026
Yamato Transport Co. Ltd.	952,000	14,249
		155,146
Airlines - 0.2%
JetBlue Airways Corp. (a)	522,854	10,347
Commercial Services & Supplies - 3.5%
Adecco SA sponsored ADR	473,700	6,191
Cintas Corp.	289,900	12,611
Hudson Highland Group, Inc. (a)	42,637	1,245
Monster Worldwide, Inc. (a)	3,673,600	114,947
Robert Half International, Inc.	1,957,130	59,379
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	9,504	6,719
Waste Management, Inc.	803,600	23,304
		224,396
Electrical Equipment - 0.4%
Energy Conversion Devices, Inc.	1,259,566	21,702
Energy Conversion Devices, Inc. warrants 10/31/06 (a)(e)	1,259,566	7,681
		29,383
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Caterpillar, Inc.	190,130	$ 16,941
THK Co. Ltd.	275,100	5,482
		22,423
TOTAL INDUSTRIALS		445,775
INFORMATION TECHNOLOGY - 35.8%
Communications Equipment - 3.7%
Alcatel SA sponsored ADR (a)	950,300	13,608
Belden CDT, Inc.	375,000	7,616
Cisco Systems, Inc. (a)	2,380,900	42,951
Comverse Technology, Inc. (a)	322,900	7,217
Juniper Networks, Inc. (a)	2,355,600	59,196
Lucent Technologies, Inc. (a)	34,789	113
Motorola, Inc.	1,836,100	28,900
Research In Motion Ltd. (a)	1,035,700	73,706
SafeNet, Inc. (a)	190,201	6,455
		239,762
Computers & Peripherals - 10.9%
Dell, Inc. (a)	4,208,000	175,726
Diebold, Inc.	47,500	2,557
EMC Corp. (a)	10,546,100	138,154
Emulex Corp. (a)	3,038,900	49,747
Hutchinson Technology, Inc. (a)	973,700	34,372
QLogic Corp. (a)	1,424,300	54,522
Seagate Technology	14,686,490	248,493
Sun Microsystems, Inc. (a)	946,700	4,128
		707,699
Electronic Equipment & Instruments - 2.3%
Amphenol Corp. Class A	1,124,900	44,242
Celestica, Inc. (sub. vtg.) (a)	93,400	1,215
Flextronics International Ltd. (a)	1,237,000	17,504
Molex, Inc.	2,350,344	67,502
Nichicon Corp.	966,800	12,157
Solectron Corp. (a)	934,100	4,642
Tech Data Corp. (a)	57,100	2,400
		149,662
Internet Software & Services - 2.8%
Homestore, Inc. (a)	2,548,560	6,015
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo! Japan Corp. (a)	26,510	$ 134,309
Yahoo!, Inc. (a)	1,125,980	39,646
		179,970
IT Services - 1.1%
Accenture Ltd. Class A (a)	951,200	24,779
Affiliated Computer Services, Inc. Class A (a)	93,400	5,061
DST Systems, Inc. (a)	187,100	9,071
Infosys Technologies Ltd. sponsored ADR	475,300	31,389
Pegasus Solutions, Inc. (a)	235,304	2,819
		73,119
Semiconductors & Semiconductor Equipment - 11.1%
Agere Systems, Inc.:
Class A (a)	375	1
Class B (a)	942,003	1,356
Altera Corp. (a)	5,453,200	104,701
Analog Devices, Inc.	1,939,000	69,591
ASML Holding NV (NY Shares) (a)	300,000	4,929
Freescale Semiconductor, Inc. Class B (a)	307,516	5,372
Intel Corp.	4,445,080	99,792
KLA-Tencor Corp. (a)	3,029,790	140,128
Marvell Technology Group Ltd. (a)	475,100	15,892
Microchip Technology, Inc.	380,300	9,907
Micron Technology, Inc. (a)	513,500	5,346
Novellus Systems, Inc. (a)	113,800	2,976
Samsung Electronics Co. Ltd.	171,020	82,469
Silicon Laboratories, Inc. (a)	357,300	12,184
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	406,604	3,558
Teradyne, Inc. (a)	9,053,230	127,017
Texas Instruments, Inc.	1,016,500	23,593
Xilinx, Inc.	282,800	8,255
		717,067
Software - 3.9%
Autodesk, Inc.	190,300	5,589
BEA Systems, Inc. (a)	4,869,095	41,485
BMC Software, Inc. (a)	189,600	3,191
Microsoft Corp.	2,942,500	77,329
Nippon System Development Co. Ltd.	125,000	2,408
Oracle Corp. (a)	4,025,500	55,431
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	1,904,667	$ 44,474
TIBCO Software, Inc. (a)	1,902,400	20,907
		250,814
TOTAL INFORMATION TECHNOLOGY		2,318,093
MATERIALS - 6.0%
Chemicals - 2.5%
BOC Group PLC	46,600	862
Dow Chemical Co.	1,322,050	65,706
Lyondell Chemical Co.	1,617,200	47,578
Monsanto Co.	830,555	44,958
Praxair, Inc.	100,000	4,315
		163,419
Containers & Packaging - 0.1%
Sealed Air Corp. (a)	94,800	4,863
Metals & Mining - 3.4%
Alcan, Inc.	54,410	2,170
Alcoa, Inc.	1,250,000	36,888
Inco Ltd. (a)	637,020	21,045
Newmont Mining Corp.	624,100	25,956
Nippon Steel Corp.	1,900,000	4,621
Novelis, Inc.	10,882	243
Nucor Corp.	611,400	34,336
Peabody Energy Corp.	306,400	25,967
Phelps Dodge Corp.	716,200	68,970
		220,196
TOTAL MATERIALS		388,478
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.9%
Philippine Long Distance Telephone Co. sponsored ADR (a)	285,200	7,415
PT Indosat Tbk ADR	285,400	8,890
SBC Communications, Inc.	1,615,300	38,380
		54,685
Wireless Telecommunication Services - 3.3%
KDDI Corp.	14,214	72,562
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	4,848,000	$ 139,089
NTT DoCoMo, Inc.	1,355	2,358
		214,009
TOTAL TELECOMMUNICATION SERVICES		268,694
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
Equitable Resources, Inc.	100,000	5,704
TOTAL COMMON STOCKS (Cost $5,371,496)		6,230,568
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	15,100	0
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares) (Cost $382)	9,100	69
Money Market Funds - 4.8%
Fidelity Cash Central Fund, 2.31% (b)	264,252,053	264,252
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	46,919,725	46,920
TOTAL MONEY MARKET FUNDS (Cost $311,172)		311,172
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $5,683,050)		6,541,809
NET OTHER ASSETS - (1.1)%		(73,107)
NET ASSETS - 100%		$ 6,468,702
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,681,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 260
Energy Conversion Devices, Inc. warrants 10/31/06	11/6/03 - 11/13/03	$ 157
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
New York Mortgage Trust, Inc.	$ 11,865	$ -	$ -	$ 320	$ 14,342
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,690,329,000. Net unrealized appreciation aggregated $851,480,000, of which $1,137,584,000 related to appreciated investment securities and $286,104,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2005

FDE-QTLY-0305

1.813012.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Automobiles - 0.5%
Ford Motor Co.	900,000	$ 11,853
Harley-Davidson, Inc.	200,000	12,022
		23,875
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	150,000	8,640
Darden Restaurants, Inc.	120,000	3,547
McDonald's Corp.	1,184,900	38,379
		50,566
Household Durables - 2.0%
Black & Decker Corp.	150,000	12,360
D.R. Horton, Inc.	397,100	15,797
Fortune Brands, Inc.	100,000	8,398
Garmin Ltd.	86,900	4,780
Harman International Industries, Inc.	144,700	17,603
Meritage Homes Corp. (a)	78,000	5,043
NVR, Inc. (a)	14,800	11,711
The Stanley Works	75,000	3,567
Toll Brothers, Inc. (a)	263,900	20,603
		99,862
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	200,000	16,300
Leisure Equipment & Products - 0.2%
Eastman Kodak Co.	400,000	13,236
Media - 2.5%
Getty Images, Inc. (a)	75,000	5,228
McGraw-Hill Companies, Inc.	169,800	15,367
Time Warner, Inc. (a)	3,428,900	61,720
Viacom, Inc. Class B (non-vtg.)	273,800	10,224
Walt Disney Co.	1,144,300	32,761
		125,300
Multiline Retail - 0.6%
JCPenney Co., Inc.	350,000	14,952
Neiman Marcus Group, Inc. Class A	41,400	2,770
Nordstrom, Inc.	250,000	12,063
		29,785
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	469,200	23,516
Aeropostale, Inc. (a)	240,000	6,670
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	266,800	$ 13,553
AutoZone, Inc. (a)	178,500	15,931
bebe Stores, Inc.	128,250	3,323
Best Buy Co., Inc.	400,000	21,516
Home Depot, Inc.	2,233,600	92,158
Staples, Inc.	350,000	11,459
Urban Outfitters, Inc. (a)	150,000	6,311
		194,437
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	347,300	19,484
Jones Apparel Group, Inc.	79,700	2,680
NIKE, Inc. Class B	250,000	21,658
Polo Ralph Lauren Corp. Class A	72,100	2,808
VF Corp.	75,000	3,986
		50,616
TOTAL CONSUMER DISCRETIONARY		603,977
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
PepsiCo, Inc.	635,600	34,132
The Coca-Cola Co.	345,300	14,326
		48,458
Food & Staples Retailing - 2.9%
Albertsons, Inc.	225,000	5,148
BJ's Wholesale Club, Inc. (a)	207,800	5,945
Costco Wholesale Corp.	718,900	33,982
CVS Corp.	449,200	20,820
SUPERVALU, Inc.	158,000	4,994
Wal-Mart Stores, Inc.	1,132,500	59,343
Walgreen Co.	370,000	15,766
		145,998
Food Products - 1.4%
Archer-Daniels-Midland Co.	579,200	14,017
Bunge Ltd.	176,200	9,962
Campbell Soup Co.	221,400	6,491
Corn Products International, Inc.	123,000	3,611
Hershey Foods Corp.	127,100	7,434
Kellogg Co.	237,700	10,611
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pilgrims Pride Corp. Class B	182,400	$ 6,377
Smithfield Foods, Inc. (a)	130,000	3,935
Tyson Foods, Inc. Class A	300,000	5,151
		67,589
Household Products - 1.3%
Procter & Gamble Co.	1,149,200	61,172
Rayovac Corp. (a)	60,000	2,254
		63,426
Personal Products - 1.1%
Alberto-Culver Co.	59,700	3,239
Avon Products, Inc.	500,000	21,110
Gillette Co.	645,900	32,760
		57,109
Tobacco - 0.4%
Reynolds American, Inc.	276,300	22,220
TOTAL CONSUMER STAPLES		404,800
ENERGY - 9.0%
Energy Equipment & Services - 0.1%
Lone Star Technologies, Inc. (a)	75,000	3,059
Oil & Gas - 8.9%
Amerada Hess Corp.	84,700	7,339
Apache Corp.	462,500	25,169
Ashland, Inc.	101,300	6,218
Burlington Resources, Inc.	670,200	29,294
ChevronTexaco Corp.	1,516,000	82,470
ConocoPhillips	625,000	57,994
Exxon Mobil Corp.	2,861,900	147,663
Occidental Petroleum Corp.	250,000	14,595
OMI Corp.	157,200	2,751
Overseas Shipholding Group, Inc.	158,000	8,818
Sunoco, Inc.	125,000	10,936
Unocal Corp.	383,400	18,238
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Valero Energy Corp.	500,000	$ 26,015
XTO Energy, Inc.	333,300	11,969
		449,469
TOTAL ENERGY		452,528
FINANCIALS - 20.0%
Capital Markets - 3.7%
Bear Stearns Companies, Inc.	200,000	20,212
E*TRADE Financial Corp. (a)	250,000	3,438
Franklin Resources, Inc.	224,200	15,214
Goldman Sachs Group, Inc.	608,800	65,659
Janus Capital Group, Inc.	245,100	3,635
Legg Mason, Inc.	151,300	11,685
Lehman Brothers Holdings, Inc.	479,400	43,716
Merrill Lynch & Co., Inc.	372,100	22,352
		185,911
Commercial Banks - 4.8%
Bank of America Corp.	2,469,500	114,511
Comerica, Inc.	100,000	5,786
Compass Bancshares, Inc.	90,000	4,215
KeyCorp	200,000	6,684
National City Corp.	529,800	18,834
SunTrust Banks, Inc.	120,000	8,642
U.S. Bancorp, Delaware	750,000	22,538
UnionBanCal Corp.	65,600	4,040
Wachovia Corp.	1,003,500	55,042
		240,292
Consumer Finance - 1.7%
American Express Co.	592,700	31,621
Capital One Financial Corp.	350,800	27,461
MBNA Corp.	820,100	21,798
Providian Financial Corp. (a)	300,000	5,004
		85,884
Diversified Financial Services - 3.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	48,000	10,296
CIT Group, Inc.	250,000	10,093
Citigroup, Inc.	2,403,800	117,906
J.P. Morgan Chase & Co.	74,100	2,766
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Moody's Corp.	118,800	$ 9,953
Principal Financial Group, Inc.	257,800	10,462
		161,476
Insurance - 5.0%
Allmerica Financial Corp. (a)	105,700	3,451
Allstate Corp.	629,700	31,762
AMBAC Financial Group, Inc.	115,400	8,872
American International Group, Inc.	1,113,600	73,821
Cincinnati Financial Corp.	75,200	3,318
Hartford Financial Services Group, Inc.	512,200	34,466
Lincoln National Corp.	125,000	5,768
MetLife, Inc.	250,000	9,938
Progressive Corp.	251,200	21,013
Prudential Financial, Inc.	558,700	30,120
StanCorp Financial Group, Inc.	47,400	4,029
The Chubb Corp.	275,000	20,482
W.R. Berkley Corp.	71,800	3,425
		250,465
Real Estate - 0.8%
AvalonBay Communities, Inc.	50,000	3,346
General Growth Properties, Inc.	187,300	5,951
New Century Financial Corp.	150,000	8,984
Simon Property Group, Inc.	274,500	16,278
Vornado Realty Trust	91,500	6,326
		40,885
Thrifts & Mortgage Finance - 0.8%
Doral Financial Corp.	109,600	4,740
Fannie Mae	167,700	10,830
Golden West Financial Corp., Delaware	260,600	16,840
MGIC Investment Corp.	100,000	6,390
		38,800
TOTAL FINANCIALS		1,003,713
HEALTH CARE - 9.9%
Biotechnology - 1.0%
Amgen, Inc. (a)	340,000	21,162
Cephalon, Inc. (a)	100,000	4,920
Charles River Laboratories International, Inc. (a)	61,400	2,909
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. - General Division (a)	340,000	$ 19,791
Serologicals Corp. (a)	70,000	1,655
		50,437
Health Care Equipment & Supplies - 0.6%
Bausch & Lomb, Inc.	150,000	10,934
Biomet, Inc.	225,000	9,558
C.R. Bard, Inc.	134,600	9,126
Respironics, Inc. (a)	40,000	2,316
		31,934
Health Care Providers & Services - 4.7%
Aetna, Inc.	522,400	66,371
Amedisys, Inc. (a)	128,700	3,874
Apria Healthcare Group, Inc. (a)	80,000	2,624
Centene Corp. (a)	50,000	1,678
CIGNA Corp.	344,000	27,606
Community Health Systems, Inc. (a)	103,100	2,988
Coventry Health Care, Inc. (a)	57,600	3,277
Humana, Inc. (a)	225,000	7,711
Sierra Health Services, Inc. (a)	75,000	4,120
UnitedHealth Group, Inc.	672,300	59,767
WellPoint, Inc. (a)	478,000	58,077
		238,093
Pharmaceuticals - 3.6%
Johnson & Johnson	1,422,900	92,062
Merck & Co., Inc.	686,600	19,259
Pfizer, Inc.	2,583,200	62,410
Wyeth	115,000	4,557
		178,288
TOTAL HEALTH CARE		498,752
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.6%
Alliant Techsystems, Inc. (a)	64,700	4,308
DRS Technologies, Inc. (a)	50,000	2,030
Northrop Grumman Corp.	391,800	20,327
Raytheon Co.	386,700	14,463
Rockwell Collins, Inc.	139,600	5,989
The Boeing Co.	818,300	41,406
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
United Defense Industries, Inc.	61,800	$ 2,962
United Technologies Corp.	375,000	37,755
		129,240
Air Freight & Logistics - 0.9%
FedEx Corp.	140,000	13,391
United Parcel Service, Inc. Class B	435,700	32,538
		45,929
Building Products - 0.1%
Masco Corp.	90,000	3,312
Commercial Services & Supplies - 0.4%
Apollo Group, Inc. Class A (a)	246,300	19,258
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	75,000	5,213
Industrial Conglomerates - 3.1%
General Electric Co.	2,983,200	107,783
Textron, Inc.	121,400	8,738
Tyco International Ltd.	1,150,000	41,561
		158,082
Machinery - 2.7%
Caterpillar, Inc.	280,000	24,948
Cummins, Inc.	80,000	6,214
Deere & Co.	541,100	37,569
Eaton Corp.	80,000	5,439
Illinois Tool Works, Inc.	150,000	13,047
Ingersoll-Rand Co. Ltd. Class A	250,000	18,595
Navistar International Corp. (a)	221,700	8,629
PACCAR, Inc.	225,000	15,899
Parker Hannifin Corp.	125,000	8,145
		138,485
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	412,200	19,860
CNF, Inc.	63,000	2,955
J.B. Hunt Transport Services, Inc.	124,400	5,489
Norfolk Southern Corp.	413,000	14,422
Yellow Roadway Corp. (a)	125,000	7,078
		49,804
TOTAL INDUSTRIALS		549,323
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	2,673,500	$ 48,230
Juniper Networks, Inc. (a)	400,000	10,052
Lucent Technologies, Inc. (a)	3,000,000	9,780
Motorola, Inc.	2,478,200	39,007
		107,069
Computers & Peripherals - 5.9%
Apple Computer, Inc. (a)	1,634,700	125,708
Dell, Inc. (a)	1,162,200	48,533
Hewlett-Packard Co.	2,587,400	50,687
International Business Machines Corp.	690,000	64,460
NCR Corp. (a)	173,400	5,927
		295,315
Electronic Equipment & Instruments - 0.2%
Ingram Micro, Inc. Class A (a)	219,500	4,056
Tech Data Corp. (a)	107,300	4,510
		8,566
Internet Software & Services - 3.2%
Google, Inc. Class A (sub. vtg.)	463,100	90,596
InfoSpace, Inc. (a)	415,000	19,592
Yahoo!, Inc. (a)	1,400,000	49,294
		159,482
Office Electronics - 0.1%
Xerox Corp. (a)	350,000	5,558
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	5,210,200	116,969
Software - 3.5%
Adobe Systems, Inc.	373,000	21,224
Autodesk, Inc.	500,000	14,685
BMC Software, Inc. (a)	155,800	2,622
Computer Associates International, Inc.	1,220	33
Microsoft Corp.	3,881,200	101,998
Oracle Corp. (a)	1,450,100	19,968
Symantec Corp. (a)	480,000	11,208
TIBCO Software, Inc. (a)	200,000	2,198
		173,936
TOTAL INFORMATION TECHNOLOGY		866,895
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.9%
Chemicals - 1.3%
Dow Chemical Co.	918,100	$ 45,630
FMC Corp. (a)	60,300	2,846
Lyondell Chemical Co.	200,000	5,884
PPG Industries, Inc.	163,900	11,273
		65,633
Containers & Packaging - 0.1%
Ball Corp.	139,529	5,961
Metals & Mining - 2.1%
Carpenter Technology Corp.	53,700	3,290
International Steel Group, Inc. (a)	70,900	2,854
Nucor Corp.	400,000	22,464
Peabody Energy Corp.	100,000	8,475
Phelps Dodge Corp.	537,200	51,732
United States Steel Corp.	300,000	15,540
		104,355
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	283,400	9,097
Weyerhaeuser Co.	150,000	9,360
		18,457
TOTAL MATERIALS		194,406
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T Corp.	350,000	6,717
SBC Communications, Inc.	1,009,600	23,988
Verizon Communications, Inc.	1,088,200	38,729
		69,434
UTILITIES - 2.7%
Electric Utilities - 1.9%
Edison International	250,000	8,118
Exelon Corp.	390,000	17,258
FirstEnergy Corp.	125,000	4,970
PG&E Corp. (a)	130,000	4,550
PPL Corp.	150,000	8,100
Southern Co.	240,000	8,105
TXU Corp.	656,100	45,402
		96,503
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.8%
Constellation Energy Group, Inc.	100,000	$ 5,000
Duke Energy Corp.	716,300	19,190
Sempra Energy	351,900	13,098
		37,288
TOTAL UTILITIES		133,791
TOTAL COMMON STOCKS (Cost $4,073,365)		4,777,619
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 2.31% (b)(c) (Cost $310,016)	310,015,877	310,016
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $4,383,381)		5,087,635
NET OTHER ASSETS - (1.4)%		(68,046)
NET ASSETS - 100%		$ 5,019,589
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,389,313,000. Net unrealized appreciation aggregated $698,322,000, of which $873,761,000 related to appreciated investment securities and $175,439,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

January 31, 2005

FSS-QTLY-0305

1.813022.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.4%
Hilton Hotels Corp.	126,900	$ 2,824
Mandalay Resort Group	10,500	741
Marriott International, Inc. Class A	45,600	2,881
McDonald's Corp.	47,600	1,542
Outback Steakhouse, Inc.	800	37
Sonic Corp. (a)	47,000	1,496
Wendy's International, Inc.	38,240	1,500
Yum! Brands, Inc.	10,000	464
		11,485
Household Durables - 0.0%
Beazer Homes USA, Inc.	200	30
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	12,560	543
eBay, Inc. (a)	8,840	720
IAC/InterActiveCorp (a)	11,720	284
Shopping.Com Ltd.	8,200	183
		1,730
Media - 4.4%
Clear Channel Communications, Inc.	41,260	1,338
Comcast Corp. Class A (special) (a)	26,250	830
DreamWorks Animation SKG, Inc. Class A	12,200	431
E.W. Scripps Co. Class A	64,240	2,978
EchoStar Communications Corp. Class A	10,190	311
Fox Entertainment Group, Inc. Class A (a)	85,390	2,873
Gannett Co., Inc.	10,160	813
Lamar Advertising Co. Class A (a)	47,800	2,054
Liberty Media Corp. Class A (a)	187,300	1,955
Liberty Media International, Inc. Class A (a)	11,700	530
News Corp.:
Class A	162,260	2,758
Class B	121,400	2,134
Scholastic Corp. (a)	38,700	1,325
Time Warner, Inc. (a)	105,860	1,905
Univision Communications, Inc. Class A (a)	60,000	1,639
Viacom, Inc. Class B (non-vtg.)	73,620	2,749
Walt Disney Co.	272,200	7,793
XM Satellite Radio Holdings, Inc. Class A (a)	10,500	335
		34,751
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.9%
Dollar General Corp.	77,500	$ 1,566
Kohl's Corp. (a)	19,800	931
Target Corp.	89,320	4,535
		7,032
Specialty Retail - 2.3%
Advance Auto Parts, Inc. (a)	20,200	871
Best Buy Co., Inc.	2,500	134
Chico's FAS, Inc. (a)	44,500	2,344
Home Depot, Inc.	181,600	7,493
Lowe's Companies, Inc.	76,700	4,371
Staples, Inc.	45,950	1,504
Tiffany & Co., Inc.	53,100	1,669
		18,386
Textiles, Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	46,900	1,967
NIKE, Inc. Class B	8,250	715
		2,682
TOTAL CONSUMER DISCRETIONARY		76,096
CONSUMER STAPLES - 7.6%
Beverages - 1.0%
PepsiCo, Inc.	147,700	7,931
Food & Staples Retailing - 3.5%
CVS Corp.	52,700	2,443
Safeway, Inc. (a)	39,200	739
Sysco Corp.	76,400	2,672
Wal-Mart Stores, Inc.	417,080	21,855
		27,709
Food Products - 0.3%
Archer-Daniels-Midland Co.	60,200	1,457
Bunge Ltd.	22,200	1,255
		2,712
Household Products - 1.7%
Colgate-Palmolive Co.	176,550	9,276
Procter & Gamble Co.	82,400	4,386
		13,662
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.4%
Gillette Co.	60,300	$ 3,058
Tobacco - 0.7%
Altria Group, Inc.	90,280	5,763
TOTAL CONSUMER STAPLES		60,835
ENERGY - 6.0%
Energy Equipment & Services - 2.5%
BJ Services Co.	16,300	783
Diamond Offshore Drilling, Inc.	37,400	1,637
ENSCO International, Inc.	28,300	969
Halliburton Co.	7,000	288
Schlumberger Ltd. (NY Shares)	115,100	7,831
Smith International, Inc. (a)	93,100	5,512
Weatherford International Ltd. (a)	56,100	3,045
		20,065
Oil & Gas - 3.5%
Exxon Mobil Corp.	434,110	22,400
Valero Energy Corp.	102,340	5,325
		27,725
TOTAL ENERGY		47,790
FINANCIALS - 18.2%
Capital Markets - 4.1%
Charles Schwab Corp.	163,300	1,835
E*TRADE Financial Corp. (a)	98,200	1,350
Goldman Sachs Group, Inc.	40,300	4,346
Lehman Brothers Holdings, Inc.	22,200	2,024
Merrill Lynch & Co., Inc.	257,420	15,463
Morgan Stanley	134,000	7,499
State Street Corp.	13,100	587
		33,104
Commercial Banks - 3.8%
Bank of America Corp.	231,920	10,754
Fifth Third Bancorp	48,900	2,272
Wachovia Corp.	116,400	6,385
Wells Fargo & Co.	178,000	10,911
		30,322
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.9%
American Express Co.	99,000	$ 5,282
MBNA Corp.	71,181	1,892
		7,174
Diversified Financial Services - 2.2%
Citigroup, Inc.	326,066	15,994
J.P. Morgan Chase & Co.	40,410	1,509
		17,503
Insurance - 6.8%
ACE Ltd.	86,800	3,767
AFLAC, Inc.	46,600	1,841
American International Group, Inc.	506,630	33,585
Everest Re Group Ltd.	28,980	2,518
Fidelity National Financial, Inc.	32,500	1,424
Hartford Financial Services Group, Inc.	61,530	4,140
MetLife, Inc.	51,600	2,051
The Chubb Corp.	18,640	1,388
W.R. Berkley Corp.	30,570	1,458
XL Capital Ltd. Class A	34,920	2,611
		54,783
Real Estate - 0.1%
Equity Residential (SBI)	34,600	1,091
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	1,396	52
Sovereign Bancorp, Inc.	92,000	2,092
		2,144
TOTAL FINANCIALS		146,121
HEALTH CARE - 12.3%
Biotechnology - 1.4%
Amgen, Inc. (a)	43,790	2,725
Biogen Idec, Inc. (a)	34,580	2,246
Cephalon, Inc. (a)	17,300	851
Charles River Laboratories International, Inc. (a)	1,970	93
Genentech, Inc. (a)	27,760	1,324
Invitrogen Corp. (a)	35,870	2,465
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	24,500	$ 226
Protein Design Labs, Inc. (a)	55,000	1,109
		11,039
Health Care Equipment & Supplies - 3.5%
Alcon, Inc.	24,100	1,909
Baxter International, Inc.	81,300	2,745
Becton, Dickinson & Co.	26,900	1,524
C.R. Bard, Inc.	16,300	1,105
Dade Behring Holdings, Inc. (a)	21,700	1,240
DJ Orthopedics, Inc. (a)	80,800	1,951
Fisher Scientific International, Inc. (a)	25,100	1,585
Guidant Corp.	48,530	3,518
Kensey Nash Corp. (a)	16,000	517
Medtronic, Inc.	170,860	8,968
St. Jude Medical, Inc. (a)	63,540	2,496
		27,558
Health Care Providers & Services - 2.7%
Aetna, Inc.	24,100	3,062
American Healthways, Inc. (a)	36,440	1,136
Andrx Corp. (a)	40,700	889
Covance, Inc. (a)	12,200	519
Henry Schein, Inc. (a)	28,000	1,906
PacifiCare Health Systems, Inc. (a)	14,600	898
UnitedHealth Group, Inc.	119,000	10,579
WellPoint, Inc. (a)	24,100	2,928
		21,917
Pharmaceuticals - 4.7%
Abbott Laboratories	88,240	3,973
Barr Pharmaceuticals, Inc. (a)	35,000	1,664
Elan Corp. PLC sponsored ADR (a)	48,200	1,298
Eli Lilly & Co.	16,600	900
Johnson & Johnson	216,310	13,995
Merck & Co., Inc.	19,700	553
Pfizer, Inc.	397,040	9,592
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	12,300	$ 703
Wyeth	132,600	5,255
		37,933
TOTAL HEALTH CARE		98,447
INDUSTRIALS - 10.9%
Aerospace & Defense - 4.2%
Aviall, Inc. (a)	41,050	1,183
DRS Technologies, Inc. (a)	28,000	1,137
EDO Corp.	58,900	1,882
Goodrich Corp.	126,000	4,322
Honeywell International, Inc.	300,460	10,811
Lockheed Martin Corp.	41,050	2,373
The Boeing Co.	111,130	5,623
United Technologies Corp.	67,060	6,752
		34,083
Air Freight & Logistics - 0.5%
FedEx Corp.	40,400	3,864
Airlines - 0.2%
Southwest Airlines Co.	97,400	1,410
Building Products - 0.1%
Jacuzzi Brands, Inc. (a)	43,400	438
Commercial Services & Supplies - 1.5%
Apollo Group, Inc. Class A (a)	28,500	2,228
Aramark Corp. Class B	45,000	1,170
Cendant Corp.	138,510	3,262
Herman Miller, Inc.	81,800	2,186
Monster Worldwide, Inc. (a)	2,090	65
Robert Half International, Inc.	104,300	3,164
		12,075
Electrical Equipment - 0.4%
American Power Conversion Corp.	31,860	678
Emerson Electric Co.	35,700	2,400
		3,078
Industrial Conglomerates - 3.4%
3M Co.	56,930	4,803
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	416,400	$ 15,045
Tyco International Ltd.	196,480	7,101
		26,949
Machinery - 0.1%
ITT Industries, Inc.	12,200	1,041
Marine - 0.1%
Alexander & Baldwin, Inc.	10,121	466
Road & Rail - 0.3%
Norfolk Southern Corp.	68,700	2,399
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	20,000	1,224
TOTAL INDUSTRIALS		87,027
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 3.7%
Andrew Corp. (a)	56,600	739
Avaya, Inc. (a)	65,330	937
CIENA Corp. (a)	41,000	105
Cisco Systems, Inc. (a)	657,340	11,858
Comverse Technology, Inc. (a)	58,900	1,316
Corning, Inc. (a)	149,760	1,638
Juniper Networks, Inc. (a)	139,680	3,510
Lucent Technologies, Inc. (a)	373,900	1,219
Motorola, Inc.	261,240	4,112
NMS Communications Corp. (a)	19,000	120
QUALCOMM, Inc.	109,800	4,089
Research In Motion Ltd. (a)	4,350	310
		29,953
Computers & Peripherals - 3.9%
Apple Computer, Inc. (a)	21,200	1,630
Applied Films Corp. (a)	23,470	502
Concurrent Computer Corp. (a)	135,000	288
Dell, Inc. (a)	457,200	19,093
Diebold, Inc.	16,100	867
EMC Corp. (a)	378,100	4,953
Hewlett-Packard Co.	66,200	1,297
Lexmark International, Inc. Class A (a)	5,420	452
Network Appliance, Inc. (a)	8,100	258
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
QLogic Corp. (a)	8,200	$ 314
Sun Microsystems, Inc. (a)	21,000	92
Western Digital Corp. (a)	150,600	1,622
		31,368
Electronic Equipment & Instruments - 0.7%
AU Optronics Corp. sponsored ADR	78,000	1,207
Solectron Corp. (a)	501,400	2,492
Symbol Technologies, Inc.	92,000	1,684
		5,383
Internet Software & Services - 0.4%
Digital River, Inc. (a)	4,100	160
Google, Inc. Class A (sub. vtg.)	9,100	1,780
Homestore, Inc. (a)	306,100	722
Yahoo!, Inc. (a)	6,210	219
		2,881
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	24,200	1,311
Computer Sciences Corp. (a)	21,200	1,092
First Data Corp.	34,300	1,397
Paychex, Inc.	149,580	4,561
		8,361
Semiconductors & Semiconductor Equipment - 6.0%
Agere Systems, Inc. Class B (a)	938,246	1,351
Altera Corp. (a)	86,710	1,665
Analog Devices, Inc.	93,700	3,363
Applied Materials, Inc. (a)	133,800	2,127
Applied Micro Circuits Corp. (a)	64,700	214
Conexant Systems, Inc. (a)	121,400	199
FormFactor, Inc. (a)	13,600	310
Freescale Semiconductor, Inc.:
Class A	150,000	2,565
Class B (a)	30,578	534
Integrated Circuit Systems, Inc. (a)	17,200	327
Intel Corp.	860,540	19,319
Intersil Corp. Class A	69,400	1,029
KLA-Tencor Corp. (a)	42,200	1,952
Kopin Corp. (a)	135,000	501
Lam Research Corp. (a)	84,200	2,253
Linear Technology Corp.	100	4
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX Corp. (a)	118,400	$ 688
Maxim Integrated Products, Inc.	24,400	952
Microchip Technology, Inc.	62,500	1,628
National Semiconductor Corp.	217,400	3,681
NVIDIA Corp. (a)	40,500	928
PMC-Sierra, Inc. (a)	72,850	749
Sigmatel, Inc. (a)	16,000	631
Teradyne, Inc. (a)	80,000	1,122
Vitesse Semiconductor Corp. (a)	64,700	188
		48,280
Software - 7.4%
BEA Systems, Inc. (a)	161,300	1,374
Intuit, Inc. (a)	17,420	679
Macrovision Corp. (a)	16,200	378
Microsoft Corp.	1,705,760	44,826
Oracle Corp. (a)	372,350	5,127
Siebel Systems, Inc. (a)	111,700	973
VERITAS Software Corp. (a)	235,450	6,056
		59,413
TOTAL INFORMATION TECHNOLOGY		185,639
MATERIALS - 4.7%
Chemicals - 3.0%
Dow Chemical Co.	198,090	9,845
E.I. du Pont de Nemours & Co.	94,300	4,485
Ecolab, Inc.	9,800	330
Lyondell Chemical Co.	75,210	2,213
Monsanto Co.	56,600	3,064
Praxair, Inc.	92,000	3,970
		23,907
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	71,753	1,630
Metals & Mining - 1.2%
Alcoa, Inc.	95,600	2,821
Newmont Mining Corp.	68,900	2,866
Peabody Energy Corp.	49,850	4,225
		9,912
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.3%
International Paper Co.	54,100	$ 2,118
TOTAL MATERIALS		37,567
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.2%
Covad Communications Group, Inc. (a)	605,700	1,024
Iowa Telecommunication Services, Inc.	60,000	1,215
Qwest Communications International, Inc. (a)	390,600	1,641
SBC Communications, Inc.	133,400	3,170
Verizon Communications, Inc.	84,360	3,002
		10,052
Wireless Telecommunication Services - 1.0%
Nextel Communications, Inc. Class A (a)	280,030	8,034
TOTAL TELECOMMUNICATION SERVICES		18,086
UTILITIES - 0.7%
Electric Utilities - 0.3%
TXU Corp.	32,500	2,249
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	79,700	1,120
Aquila, Inc. (a)	79,500	294
Public Service Enterprise Group, Inc.	40,700	2,147
		3,561
TOTAL UTILITIES		5,810
TOTAL COMMON STOCKS (Cost $723,358)		763,418
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.32% 4/21/05 (d) (Cost $995)	$ 1,000	995
Money Market Funds - 4.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	31,937,264	$ 31,937
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	1,127,875	1,128
TOTAL MONEY MARKET FUNDS (Cost $33,065)		33,065
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $757,418)		797,478
NET OTHER ASSETS - 0.5%		3,890
NET ASSETS - 100%		$ 801,368
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
53 S&P 500 Index Contracts	March 2005	$ 15,658	$ 63

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $995,000.
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $775,851,000. Net unrealized appreciation aggregated $21,627,000, of which $67,731,000 related to appreciated investment securities and $46,104,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

January 31, 2005

SCS-QTLY-0305

1.813071.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 1.6%
Keystone Automotive Industries, Inc. (a)	427,336	$ 9,401
LKQ Corp. (a)	262,900	4,398
Noble International Ltd.	163,300	3,878
		17,677
Distributors - 0.3%
Advanced Marketing Services, Inc.	311,500	2,881
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	216,100	5,346
Ambassadors Group, Inc.	194,134	6,601
Domino's Pizza, Inc.	309,900	5,169
Nevada Gold & Casinos, Inc. (a)	171,014	2,497
Penn National Gaming, Inc. (a)	184,567	12,106
		31,719
Household Durables - 3.3%
Blount International, Inc. (a)	340,000	6,103
Jarden Corp. (a)	399,450	18,375
Lifetime Hoan Corp.	28,200	425
William Lyon Homes, Inc. (a)	74,600	6,048
Yankee Candle Co., Inc. (a)	167,600	5,491
		36,442
Internet & Catalog Retail - 0.5%
Insight Enterprises, Inc. (a)	256,400	4,961
Leisure Equipment & Products - 0.2%
RC2 Corp. (a)	80,220	2,322
Media - 0.5%
New Frontier Media, Inc. (a)	543,132	5,431
Specialty Retail - 6.0%
Asbury Automotive Group, Inc. (a)	363,200	6,131
Big 5 Sporting Goods Corp.	489,323	13,398
Group 1 Automotive, Inc. (a)	39,961	1,170
Lithia Motors, Inc. Class A (sub. vtg.)	192,629	5,236
Pacific Sunwear of California, Inc. (a)	218,600	5,354
Pomeroy IT Solutions, Inc. (a)	160,230	2,306
Regis Corp.	256,137	10,220
The Men's Wearhouse, Inc. (a)	167,900	5,586
The Pep Boys - Manny, Moe & Jack	326,300	5,619
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
United Auto Group, Inc.	192,300	$ 5,436
Whitehall Jewellers, Inc. (a)(d)	778,200	5,619
		66,075
Textiles, Apparel & Luxury Goods - 1.1%
Perry Ellis International, Inc. (a)	134,700	2,842
Warnaco Group, Inc. (a)	420,300	9,083
		11,925
TOTAL CONSUMER DISCRETIONARY		179,433
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)	724,883	20,739
ENERGY - 10.2%
Energy Equipment & Services - 3.1%
Hydril Co. (a)	55,800	2,790
Oceaneering International, Inc. (a)	161,900	6,170
Offshore Logistics, Inc. (a)	138,700	4,426
Oil States International, Inc. (a)	504,800	9,616
Superior Energy Services, Inc. (a)	250,300	3,985
Unit Corp. (a)	180,100	6,581
		33,568
Oil & Gas - 7.1%
Atlas America, Inc.	118,100	4,057
Denbury Resources, Inc. (a)	188,500	5,504
Encore Acquisition Co. (a)	262,400	9,788
Energy Partners Ltd. (a)	133,700	2,935
Forest Oil Corp. (a)	153,100	5,158
KCS Energy, Inc. (a)	25,600	372
Patina Oil & Gas Corp.	319,300	11,712
Petroleum Development Corp. (a)	216,100	8,320
Plains Exploration & Production Co. (a)	188,100	5,414
Range Resources Corp.	126,500	2,807
Swift Energy Co. (a)	174,900	5,294
Vintage Petroleum, Inc.	215,900	5,227
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Whiting Petroleum Corp. New (a)	78,800	$ 2,752
World Fuel Services Corp.	165,500	8,388
		77,728
TOTAL ENERGY		111,296
FINANCIALS - 21.8%
Capital Markets - 1.1%
Nuveen Investments, Inc. Class A	183,500	6,808
Waddell & Reed Financial, Inc. Class A	217,000	4,746
		11,554
Commercial Banks - 4.2%
Center Financial Corp., California	210,000	4,370
Hanmi Financial Corp.	307,791	10,936
IBERIABANK Corp.	49,400	2,995
Independent Bank Corp., Massachusetts	104,873	3,099
Nara Bancorp, Inc.	245,737	4,902
Old Second Bancorp, Inc.	39,700	1,258
Prosperity Bancshares, Inc.	130,996	3,639
Republic Bancorp, Inc., Kentucky Class A	39,666	1,081
Santander Bancorp	188,100	6,382
Southwest Bancorp, Inc., Oklahoma	98,400	2,166
Umpqua Holdings Corp.	225,900	5,485
		46,313
Consumer Finance - 0.6%
Student Loan Corp.	39,600	7,154
Diversified Financial Services - 0.7%
EuroBancshares, Inc.	408,500	7,610
Insurance - 9.7%
Berkshire Hathaway, Inc. Class A (a)	119	10,698
Fidelity National Financial, Inc.	564,300	24,728
IPC Holdings Ltd.	110,155	4,650
LandAmerica Financial Group, Inc.	120,800	6,214
Montpelier Re Holdings Ltd.	277,879	10,407
Philadelphia Consolidated Holding Corp. (a)	327,016	21,933
Protective Life Corp.	129,600	5,334
Reinsurance Group of America, Inc.	117,700	5,534
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	132,800	$ 11,288
Universal American Financial Corp. (a)	364,700	5,558
		106,344
Real Estate - 0.5%
Education Realty Trust, Inc.	315,300	5,294
Thrifts & Mortgage Finance - 5.0%
Bank Mutual Corp.	432,361	5,223
Farmer Mac Class C (non-vtg.)	315,100	6,809
Flushing Financial Corp.	30,685	555
Harbor Florida Bancshares, Inc.	154,010	5,236
KNBT Bancorp, Inc.	161,094	2,671
NetBank, Inc.	473,100	4,518
R&G Financial Corp. Class B	117,800	4,343
Rainier Pacific Financial Group, Inc. (d)	420,812	7,368
Sterling Financial Corp., Washington	173,600	6,510
W Holding Co., Inc.	850,964	11,097
		54,330
TOTAL FINANCIALS		238,599
HEALTH CARE - 15.1%
Biotechnology - 0.8%
Invitrogen Corp. (a)	130,600	8,974
Health Care Equipment & Supplies - 3.2%
Fisher Scientific International, Inc. (a)	465,581	29,403
Nutraceutical International Corp. (a)	365,700	5,478
		34,881
Health Care Providers & Services - 10.6%
American Dental Partners, Inc. (a)	49,565	999
AMERIGROUP Corp. (a)	149,240	6,135
AmSurg Corp. (a)	214,000	5,652
Centene Corp. (a)	194,600	6,529
Corvel Corp. (a)	195,959	4,409
DaVita, Inc. (a)	308,500	12,945
Hanger Orthopedic Group, Inc. (a)	125,916	907
Humana, Inc. (a)	281,200	9,637
Molina Healthcare, Inc. (a)	340,000	16,908
Omnicare, Inc.	179,528	5,520
Per-Se Technologies, Inc. (a)	120,500	1,759
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Pharmaceutical Product Development, Inc. (a)	127,700	$ 5,293
Renal Care Group, Inc. (a)	526,917	20,107
Sierra Health Services, Inc. (a)	94,200	5,174
WellChoice, Inc. (a)	272,800	14,521
		116,495
Pharmaceuticals - 0.5%
InKine Pharmaceutical, Inc. (a)	1,081,200	5,147
TOTAL HEALTH CARE		165,497
INDUSTRIALS - 18.8%
Aerospace & Defense - 4.6%
Alliant Techsystems, Inc. (a)	358,600	23,876
DRS Technologies, Inc. (a)	293,900	11,932
Engineered Support Systems, Inc.	98,500	5,714
SI International, Inc. (a)	330,171	8,452
		49,974
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	71,900	3,916
Pacer International, Inc. (a)	425,177	8,316
		12,232
Airlines - 0.4%
ExpressJet Holdings, Inc. Class A (a)	173,600	1,915
Pinnacle Airlines Corp. (a)	180,091	2,170
		4,085
Building Products - 0.7%
Quixote Corp.	113,473	2,268
Universal Forest Products, Inc.	137,500	5,380
		7,648
Commercial Services & Supplies - 5.2%
Corrections Corp. of America (a)	557,619	22,913
Jackson Hewitt Tax Service, Inc.	239,200	5,329
Standard Parking Corp.	25,693	390
The Geo Group, Inc. (a)(d)	571,800	17,125
Waste Connections, Inc. (a)	163,500	5,144
West Corp. (a)	175,000	5,843
		56,744
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV (NY Shares)	335,331	$ 12,676
Integrated Electrical Services, Inc. (a)	1,078,700	4,293
Jacobs Engineering Group, Inc. (a)	119,600	6,074
URS Corp. (a)	262,300	7,399
		30,442
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	79,200	6,337
Machinery - 1.7%
AGCO Corp. (a)	233,200	4,788
Gardner Denver, Inc. (a)	178,000	6,739
Oshkosh Truck Co.	94,800	6,957
		18,484
Trading Companies & Distributors - 1.7%
Beacon Roofing Supply, Inc.	313,800	6,276
BlueLinx Corp.	31,700	434
Interline Brands, Inc.	315,500	5,774
UAP Holding Corp.	450,400	6,756
		19,240
TOTAL INDUSTRIALS		205,186
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.3%
Andrew Corp. (a)	253,100	3,305
Electronic Equipment & Instruments - 1.4%
LoJack Corp. (a)	117,900	1,625
Measurement Specialties, Inc. (a)	501,300	12,878
Staktek Holdings, Inc.	211,000	852
		15,355
Internet Software & Services - 1.8%
Bankrate, Inc. (a)	455,200	8,271
j2 Global Communications, Inc. (a)	359,500	11,677
		19,948
IT Services - 5.6%
Affiliated Computer Services, Inc. Class A (a)	455,126	24,663
Anteon International Corp. (a)	133,600	4,585
CACI International, Inc. Class A (a)	96,700	5,043
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	302,100	$ 15,564
The BISYS Group, Inc. (a)	774,400	11,903
		61,758
Semiconductors & Semiconductor Equipment - 1.5%
California Micro Devices Corp. (a)	279,100	1,769
ESS Technology, Inc. (a)	419,100	2,536
NVIDIA Corp. (a)	417,947	9,579
Zoran Corp. (a)	222,500	2,267
		16,151
Software - 2.0%
Blackbaud, Inc.	540,900	7,232
Pervasive Software, Inc. (a)	651,368	2,638
SERENA Software, Inc. (a)	250,386	5,383
TALX Corp.	174,724	6,131
		21,384
TOTAL INFORMATION TECHNOLOGY		137,901
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.3%
Iowa Telecommunication Services, Inc.	185,700	3,760
Wireless Telecommunication Services - 2.3%
NII Holdings, Inc. (a)	373,353	20,086
Wireless Facilities, Inc. (a)	536,600	4,572
		24,658
TOTAL TELECOMMUNICATION SERVICES		28,418
UTILITIES - 0.8%
Multi-Utilities & Unregulated Power - 0.8%
CMS Energy Corp. (a)	800,400	8,428
TOTAL COMMON STOCKS (Cost $865,834)		1,095,497
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	6,706,231	$ 6,706
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	22,171,975	22,172
TOTAL MONEY MARKET FUNDS (Cost $28,878)		28,878
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $894,712)		1,124,375
NET OTHER ASSETS - (2.9)%		(31,328)
NET ASSETS - 100%		$ 1,093,047
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rainier Pacific Financial Group, Inc.	$ 7,818	$ -	$ 409	$ 24	$ 7,368
The Geo Group, Inc.	11,300	188	-	-	17,125
Whitehall Jewellers, Inc.	6,249	-	-	-	5,619
Total	$ 25,367	$ 188	$ 409	$ 24	$ 30,112
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $896,327,000. Net unrealized appreciation aggregated $228,048,000, of which $245,210,000 related to appreciated investment securities and $17,162,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2005

VAL-QTLY-0305

1.813084.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
BorgWarner, Inc.	108,000	$ 5,799
Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc. (a)	1,966,600	73,964
Caesars Entertainment, Inc. (a)	957,520	18,509
CBRL Group, Inc.	224,000	9,209
Harrah's Entertainment, Inc.	250,200	15,823
Hilton Hotels Corp.	931,600	20,728
Mandalay Resort Group	483,500	34,135
Outback Steakhouse, Inc.	1,662,620	76,564
Royal Caribbean Cruises Ltd.	1,805,620	95,698
Wendy's International, Inc.	1,647,900	64,631
Yum! Brands, Inc.	270,020	12,515
		421,776
Household Durables - 0.6%
Jarden Corp. (a)	375,000	17,250
Newell Rubbermaid, Inc.	2,220,200	47,779
		65,029
Leisure Equipment & Products - 1.5%
Brunswick Corp.	1,151,500	53,107
Eastman Kodak Co.	2,115,200	69,992
K2, Inc. (a)	1,315,130	18,491
RC2 Corp. (a)	223,300	6,465
		148,055
Media - 1.9%
Clear Channel Communications, Inc.	747,360	24,237
E.W. Scripps Co. Class A	334,800	15,521
Emmis Communications Corp. Class A (a)	1,249,402	21,952
Lamar Advertising Co. Class A (a)	277,000	11,905
NTL, Inc. (a)	80,686	5,489
The Reader's Digest Association, Inc. (non-vtg.)	2,618,371	42,208
Tribune Co.	801,800	32,056
Viacom, Inc. Class B (non-vtg.)	1,115,975	41,671
		195,039
Multiline Retail - 1.4%
Big Lots, Inc. (a)	4,062,660	45,746
Family Dollar Stores, Inc.	1,087,100	36,363
Nordstrom, Inc.	1,323,600	63,864
		145,973
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
AutoNation, Inc. (a)	1,138,400	$ 21,675
Blockbuster, Inc.:
Class A	133,191	1,220
Class B	133,191	1,164
Circuit City Stores, Inc.	870,400	12,464
Office Depot, Inc. (a)	957,800	16,560
OfficeMax, Inc. Delaware	573,700	16,930
Pier 1 Imports, Inc.	2,477,800	43,882
Select Comfort Corp. (a)	174,300	3,411
Sports Authority, Inc. (a)	1,016,000	25,776
Stage Stores, Inc. (a)	400,050	15,814
TBC Corp. New (a)	460,768	11,768
Tiffany & Co., Inc.	789,800	24,823
Toys 'R' Us, Inc. (a)	961,300	20,620
		216,107
Textiles, Apparel & Luxury Goods - 0.9%
Liz Claiborne, Inc.	1,606,800	67,389
Polo Ralph Lauren Corp. Class A	189,660	7,387
Warnaco Group, Inc. (a)	735,080	15,885
		90,661
TOTAL CONSUMER DISCRETIONARY		1,288,439
CONSUMER STAPLES - 2.2%
Beverages - 0.2%
Cott Corp. (a)	755,800	18,288
Food & Staples Retailing - 0.7%
Safeway, Inc. (a)	3,440,570	64,855
Food Products - 0.7%
Bunge Ltd.	328,300	18,562
Dean Foods Co. (a)	1,560,898	54,990
		73,552
Household Products - 0.6%
Colgate-Palmolive Co.	1,210,100	63,579
TOTAL CONSUMER STAPLES		220,274
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.7%
Energy Equipment & Services - 8.2%
Baker Hughes, Inc.	1,417,060	$ 61,359
BJ Services Co.	944,700	45,393
Cooper Cameron Corp. (a)	1,338,550	75,508
ENSCO International, Inc.	1,122,000	38,406
FMC Technologies, Inc. (a)	1,064,700	32,612
GlobalSantaFe Corp.	1,014,320	35,866
Grant Prideco, Inc. (a)	2,299,125	45,063
Halliburton Co.	1,492,200	61,374
Helmerich & Payne, Inc.	1,412,800	53,545
Nabors Industries Ltd. (a)	737,500	37,170
National-Oilwell, Inc. (a)	2,118,000	78,112
Noble Corp.	1,255,800	66,997
Pride International, Inc. (a)	975,200	22,810
Smith International, Inc. (a)	1,148,800	68,009
Tenaris SA sponsored ADR	293,000	14,445
Transocean, Inc. (a)	1,258,700	55,383
Weatherford International Ltd. (a)	848,774	46,063
		838,115
Oil & Gas - 1.5%
Ashland, Inc.	1,058,320	64,960
McMoRan Exploration Co. (a)	576,400	9,741
Premcor, Inc.	799,100	38,357
Valero Energy Corp.	759,400	39,512
		152,570
TOTAL ENERGY		990,685
FINANCIALS - 11.7%
Capital Markets - 1.8%
Charles Schwab Corp.	1,247,800	14,025
Janus Capital Group, Inc.	1,821,200	27,008
Lehman Brothers Holdings, Inc.	652,100	59,465
Merrill Lynch & Co., Inc.	945,800	56,814
State Street Corp.	617,900	27,688
		185,000
Commercial Banks - 1.6%
Bank of America Corp.	905,460	41,986
North Fork Bancorp, Inc., New York	262,950	7,547
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp.	722,628	$ 44,499
Wachovia Corp.	1,316,867	72,230
		166,262
Consumer Finance - 0.4%
MBNA Corp.	1,521,200	40,433
Diversified Financial Services - 0.1%
Citigroup, Inc.	291,924	14,319
Insurance - 3.4%
AFLAC, Inc.	1,398,420	55,252
AMBAC Financial Group, Inc.	682,500	52,471
Marsh & McLennan Companies, Inc.	710,000	23,075
MBIA, Inc.	1,079,600	64,495
MetLife, Inc.	1,039,890	41,336
Reinsurance Group of America, Inc.	560,200	26,341
Scottish Re Group Ltd.	593,860	13,700
St. Paul Travelers Companies, Inc.	1,523,320	57,185
Willis Group Holdings Ltd.	406,600	15,727
		349,582
Real Estate - 3.4%
Alexandria Real Estate Equities, Inc.	425,800	28,341
Boston Properties, Inc.	410,000	23,690
CenterPoint Properties Trust (SBI)	793,220	33,672
Duke Realty Corp.	951,300	29,585
Equity Residential (SBI)	709,000	22,362
General Growth Properties, Inc.	1,151,350	36,578
HomeBanc Mortgage Corp., Georgia	159,300	1,494
Kimco Realty Corp.	401,800	21,287
Public Storage, Inc.	456,700	23,981
Reckson Associates Realty Corp.	1,017,300	31,211
Simon Property Group, Inc.	516,900	30,652
Trizec Properties, Inc.	1,143,100	20,244
Vornado Realty Trust	587,100	40,592
		343,689
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	1,738,848	64,337
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Fannie Mae	327,100	$ 21,124
Freddie Mac	257,100	16,786
		102,247
TOTAL FINANCIALS		1,201,532
HEALTH CARE - 10.6%
Biotechnology - 0.6%
CSL Ltd.	868,577	20,827
Global Bio-Chem Technology Group Co. Ltd.	11,066,000	7,874
Millennium Pharmaceuticals, Inc. (a)	2,892,430	26,639
		55,340
Health Care Equipment & Supplies - 3.0%
Aspect Medical Systems, Inc. (a)	100,800	2,272
Baxter International, Inc.	3,530,840	119,201
Becton, Dickinson & Co.	449,960	25,490
Dade Behring Holdings, Inc. (a)	1,636,220	93,510
Fisher Scientific International, Inc. (a)	1,090,332	68,854
		309,327
Health Care Providers & Services - 6.1%
Accredo Health, Inc. (a)	253,700	7,555
AmerisourceBergen Corp.	1,345,700	78,427
Community Health Systems, Inc. (a)	2,538,400	73,563
HCA, Inc.	1,643,240	73,157
Laboratory Corp. of America Holdings (a)	530,300	25,375
McKesson Corp.	2,674,000	92,226
Omnicare, Inc.	589,200	18,118
PacifiCare Health Systems, Inc. (a)	264,600	16,281
Pediatrix Medical Group, Inc. (a)	712,180	47,567
Quest Diagnostics, Inc.	622,360	59,311
Triad Hospitals, Inc. (a)	1,086,750	44,220
Universal Health Services, Inc. Class B	1,636,680	70,443
WebMD Corp. (a)	2,973,350	22,449
		628,692
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.9%
Schering-Plough Corp.	4,516,950	$ 83,835
Wyeth	170,000	6,737
		90,572
TOTAL HEALTH CARE		1,083,931
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.0%
EADS NV	1,348,900	41,229
GenCorp, Inc. (non-vtg.) (a)	678,000	12,597
Goodrich Corp.	1,085,100	37,219
Honeywell International, Inc.	898,700	32,335
Lockheed Martin Corp.	341,190	19,724
Precision Castparts Corp.	1,750,910	123,089
Raytheon Co.	344,280	12,876
United Defense Industries, Inc.	493,120	23,635
		302,704
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	902,400	42,259
Southwest Airlines Co.	609,900	8,831
		51,090
Building Products - 0.8%
Masco Corp.	2,190,800	80,621
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	1,292,200	33,584
John H. Harland Co.	240,820	8,766
Knoll, Inc.	99,800	1,669
Manpower, Inc.	624,700	30,392
Steelcase, Inc. Class A	1,666,000	22,691
Waste Connections, Inc. (a)	196,260	6,174
		103,276
Construction & Engineering - 1.9%
Dycom Industries, Inc. (a)	1,121,400	30,468
EMCOR Group, Inc. (a)	231,400	9,941
Fluor Corp.	2,955,780	158,250
		198,659
Electrical Equipment - 0.0%
A.O. Smith Corp.	75,480	2,046
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.4%
Textron, Inc.	37,440	$ 2,695
Tyco International Ltd.	1,167,470	42,192
		44,887
Machinery - 2.9%
AGCO Corp. (a)	116,310	2,388
Albany International Corp. Class A (d)	1,579,090	53,926
Crane Co.	679,000	19,352
Eaton Corp.	44,380	3,017
Harsco Corp.	965,700	52,718
JLG Industries, Inc.	1,120,200	19,727
Kennametal, Inc.	1,497,134	73,270
SPX Corp.	698,030	29,247
Wabash National Corp. (a)	1,125,630	28,568
Watts Water Technologies, Inc. Class A	291,100	9,330
		291,543
Road & Rail - 1.2%
Canadian National Railway Co.	940,900	55,876
CSX Corp.	1,080,400	43,184
Laidlaw International, Inc. (a)	1,266,800	27,578
		126,638
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	99,800	2,928
TOTAL INDUSTRIALS		1,204,392
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.4%
Alcatel SA sponsored ADR (a)	3,159,400	45,243
Andrew Corp. (a)	1,476,600	19,284
Motorola, Inc.	3,299,700	51,937
Powerwave Technologies, Inc. (a)	3,006,700	23,663
		140,127
Computers & Peripherals - 3.7%
Dell, Inc. (a)	101,300	4,230
Maxtor Corp. (a)	8,016,300	37,917
NCR Corp. (a)	464,440	15,875
Seagate Technology	5,071,700	85,813
Storage Technology Corp. (a)	2,822,290	88,874
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
UNOVA, Inc. (a)	2,101,200	$ 48,454
Western Digital Corp. (a)	9,647,280	103,901
		385,064
Electronic Equipment & Instruments - 5.0%
Arrow Electronics, Inc. (a)	2,378,500	56,156
Avnet, Inc. (a)	3,962,475	71,008
Celestica, Inc. (sub. vtg.) (a)	6,360,700	82,773
Flextronics International Ltd. (a)	9,132,400	129,223
Mettler-Toledo International, Inc. (a)	1,258,375	63,120
Solectron Corp. (a)	6,164,000	30,635
Symbol Technologies, Inc.	4,623,800	84,616
		517,531
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	848,840	45,999
BearingPoint, Inc. (a)	5,015,400	39,572
Ceridian Corp. (a)	4,781,060	84,625
		170,196
Office Electronics - 1.4%
Xerox Corp. (a)	9,001,900	142,950
Semiconductors & Semiconductor Equipment - 2.9%
Agere Systems, Inc.:
Class A (a)	4,117,200	5,929
Class B (a)	7,749,320	11,159
AMIS Holdings, Inc. (a)	1,260,100	13,559
Applied Materials, Inc. (a)	2,532,200	40,262
ASML Holding NV (NY Shares) (a)	2,740,800	45,031
ATMI, Inc. (a)	100,800	2,291
Exar Corp. (a)	303,400	4,360
Fairchild Semiconductor International, Inc. (a)	2,735,310	39,033
Freescale Semiconductor, Inc.:
Class A	1,083,900	18,535
Class B (a)	2,261,036	39,500
Microsemi Corp. (a)	680,400	10,499
National Semiconductor Corp.	2,253,900	38,159
Novellus Systems, Inc. (a)	1,128,300	29,505
		297,822
Software - 1.6%
Borland Software Corp. (a)	2,465,000	21,150
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Cadence Design Systems, Inc. (a)	2,852,700	$ 38,026
Hummingbird Ltd. (a)	106,100	2,557
McAfee, Inc. (a)	543,600	14,052
Quest Software, Inc. (a)	1,514,821	21,510
Secure Computing Corp. (a)	1,241,400	11,768
Siebel Systems, Inc. (a)	3,618,700	31,519
Sybase, Inc. (a)	861,300	16,770
VERITAS Software Corp. (a)	320,900	8,254
		165,606
TOTAL INFORMATION TECHNOLOGY		1,819,296
MATERIALS - 8.5%
Chemicals - 2.8%
Albemarle Corp.	410,710	14,420
Celanese Corp. Class A	497,300	8,021
Cytec Industries, Inc.	626,900	31,972
Dow Chemical Co.	336,020	16,700
Ferro Corp.	1,321,000	26,195
Great Lakes Chemical Corp.	1,175,280	31,086
Lyondell Chemical Co.	2,586,949	76,108
NOVA Chemicals Corp.	725,300	32,716
Olin Corp.	71,200	1,586
OMNOVA Solutions, Inc. (a)(d)	2,425,800	12,056
PolyOne Corp. (a)	3,499,600	30,272
		281,132
Construction Materials - 0.3%
Vulcan Materials Co.	501,700	28,336
Containers & Packaging - 1.3%
Anchor Glass Container Corp. (a)	956,376	5,690
Owens-Illinois, Inc. (a)	4,059,400	92,230
Packaging Corp. of America	1,391,460	31,043
Smurfit-Stone Container Corp. (a)	420,362	6,322
		135,285
Metals & Mining - 3.6%
Agnico-Eagle Mines Ltd.	1,424,800	18,174
Alcan, Inc.	1,955,960	77,999
Alcoa, Inc.	2,410,240	71,126
Gerdau AmeriSteel Corp. (a)	1,766,400	10,419
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Gerdau SA sponsored ADR	612,300	$ 10,317
Grupo Mexico SA de CV Series B (a)	912,395	4,597
IPSCO, Inc.	426,600	20,099
Newmont Mining Corp.	681,300	28,335
Novelis, Inc.	391,192	8,722
Nucor Corp.	1,225,900	68,847
Phelps Dodge Corp.	150,600	14,503
Steel Dynamics, Inc.	326,407	12,338
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,122,000	23,009
		368,485
Paper & Forest Products - 0.5%
Aracruz Celulose SA sponsored ADR	296,100	10,349
MeadWestvaco Corp.	939,900	27,154
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,228,750	17,977
		55,480
TOTAL MATERIALS		868,718
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.5%
BellSouth Corp.	1,144,400	30,029
CenturyTel, Inc.	645,800	21,053
Citizens Communications Co.	3,071,800	41,439
Iowa Telecommunication Services, Inc.	99,800	2,021
SBC Communications, Inc.	1,051,100	24,974
Verizon Communications, Inc.	920,400	32,757
		152,273
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	2,733,700	49,535
SpectraSite, Inc. (a)	832,860	48,806
		98,341
TOTAL TELECOMMUNICATION SERVICES		250,614
UTILITIES - 4.8%
Electric Utilities - 4.1%
Edison International	2,055,280	66,735
Entergy Corp.	848,060	58,957
Exelon Corp.	826,000	36,551
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PG&E Corp. (a)	1,657,400	$ 58,009
PPL Corp.	1,008,000	54,432
TXU Corp.	1,572,700	108,831
Westar Energy, Inc.	1,487,500	34,659
		418,174
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	2,445,500	34,359
NRG Energy, Inc. (a)	1,144,300	40,051
		74,410
TOTAL UTILITIES		492,584
TOTAL COMMON STOCKS (Cost $7,744,622)		9,420,465
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 1.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	4,536
FINANCIALS - 0.1%
Insurance - 0.1%
Hartford Financial Services Group, Inc. 6.00%	88,800	5,520
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	402,000	21,897
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Owens-Illinois, Inc. 4.75%	681,200	27,582
UTILITIES - 0.4%
Gas Utilities - 0.2%
KeySpan Corp. 8.75% MEDS	300,000	15,744
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	410,000	$ 22,667
TOTAL UTILITIES		38,411
TOTAL CONVERTIBLE PREFERRED STOCKS		97,946
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	11,883
TOTAL PREFERRED STOCKS (Cost $103,655)		109,829
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 80	86
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Tenet Healthcare Corp.:
5.375% 11/15/06	10,930	11,149
6.375% 12/1/11	15,515	14,002
		25,151
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	10,040	10,442
TOTAL NONCONVERTIBLE BONDS (Cost $34,261)		35,679
Money Market Funds - 6.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	652,728,877	$ 652,729
Fidelity Securities Lending Cash Central Fund, 2.29% (b)(c)	54,786,475	54,786
TOTAL MONEY MARKET FUNDS (Cost $707,515)		707,515
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $8,590,053)		10,273,488
NET OTHER ASSETS - (0.2)%		(20,360)
NET ASSETS - 100%		$ 10,253,128
Security Type Abbreviations
MEDS - Mandatorily Exchangeable Debt Securities
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Albany International Corp. Class A	$ 47,404	$ -	$ -	$ 126	$ 53,926
OMNOVA Solutions, Inc.	12,711	-	-	-	12,056
TOTALS	$ 60,115	$ -	$ -	$ 126	$ 65,982
Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $8,590,682,000. Net unrealized appreciation aggregated $1,682,806,000, of which $2,050,949,000 related to appreciated investment securities and $368,143,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2005

TQG-QTLY-0305

1.813068.100

Investments January 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Household Durables - 3.2%
D.R. Horton, Inc.	36,000	$ 1,432,080
Multiline Retail - 3.9%
Nordstrom, Inc.	36,300	1,751,475
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	31,100	1,579,880
Textiles, Apparel & Luxury Goods - 0.9%
Timberland Co. Class A (a)	5,900	387,866
TOTAL CONSUMER DISCRETIONARY		5,151,301
CONSUMER STAPLES - 9.3%
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	13,400	383,374
Costco Wholesale Corp.	10,500	496,335
CVS Corp.	7,900	366,165
Wal-Mart Stores, Inc.	4,200	220,080
		1,465,954
Food Products - 6.0%
Corn Products International, Inc.	27,800	816,208
Hormel Foods Corp.	14,300	450,450
Smithfield Foods, Inc. (a)	46,200	1,398,474
		2,665,132
TOTAL CONSUMER STAPLES		4,131,086
ENERGY - 8.6%
Oil & Gas - 8.6%
Exxon Mobil Corp.	12,500	645,000
Frontline Ltd. (NY Shares)	9,300	471,975
Overseas Shipholding Group, Inc.	15,300	853,893
Sunoco, Inc.	3,800	332,462
Tesoro Petroleum Corp. (a)	27,900	888,336
Valero Energy Corp.	12,800	665,984
		3,857,650
FINANCIALS - 16.1%
Commercial Banks - 2.7%
Bank of America Corp.	8,800	408,056
Wachovia Corp.	14,700	806,295
		1,214,351
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.4%
Capital One Financial Corp.	6,800	$ 532,304
MBNA Corp.	20,600	547,548
		1,079,852
Diversified Financial Services - 0.7%
Citigroup, Inc.	6,400	313,920
Insurance - 5.4%
AMBAC Financial Group, Inc.	7,900	607,352
American International Group, Inc.	1,900	125,951
Commerce Group, Inc., Massachusetts	8,500	555,135
UICI	19,300	596,756
W.R. Berkley Corp.	10,400	496,080
		2,381,274
Thrifts & Mortgage Finance - 4.9%
Countrywide Financial Corp.	39,376	1,456,912
Fremont General Corp.	30,000	734,700
		2,191,612
TOTAL FINANCIALS		7,181,009
HEALTH CARE - 10.6%
Health Care Equipment & Supplies - 5.3%
Bausch & Lomb, Inc.	23,300	1,698,337
Dade Behring Holdings, Inc. (a)	11,800	674,370
		2,372,707
Health Care Providers & Services - 4.8%
Aetna, Inc.	5,900	749,595
Sierra Health Services, Inc. (a)	11,200	615,216
Ventiv Health, Inc. (a)	8,500	198,815
WellPoint, Inc. (a)	4,700	571,050
		2,134,676
Pharmaceuticals - 0.5%
Johnson & Johnson	1,700	109,990
Pfizer, Inc.	4,900	118,384
		228,374
TOTAL HEALTH CARE		4,735,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.9%
The Boeing Co.	34,000	$ 1,720,400
Industrial Conglomerates - 1.8%
General Electric Co.	22,500	812,925
Machinery - 7.5%
Cummins, Inc.	20,100	1,561,167
Deere & Co.	16,800	1,166,424
Reliance Steel & Aluminum Co.	11,700	448,929
Terex Corp. (a)	4,000	172,200
		3,348,720
TOTAL INDUSTRIALS		5,882,045
INFORMATION TECHNOLOGY - 12.5%
Computers & Peripherals - 6.5%
Apple Computer, Inc. (a)	25,300	1,945,570
Komag, Inc. (a)	21,100	409,973
Storage Technology Corp. (a)	18,000	566,820
		2,922,363
Electronic Equipment & Instruments - 2.8%
Ingram Micro, Inc. Class A (a)	26,800	495,264
Tech Data Corp. (a)	17,400	731,322
		1,226,586
Internet Software & Services - 0.6%
EarthLink, Inc. (a)	28,100	281,843
IT Services - 0.8%
DST Systems, Inc. (a)	7,500	363,600
Office Electronics - 0.7%
Xerox Corp. (a)	19,400	308,072
Software - 1.1%
Microsoft Corp.	18,400	483,552
TOTAL INFORMATION TECHNOLOGY		5,586,016
MATERIALS - 2.5%
Metals & Mining - 2.5%
Carpenter Technology Corp.	8,700	532,962
Phelps Dodge Corp.	6,200	597,060
		1,130,022
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
Nextel Communications, Inc. Class A (a)	23,100	$ 662,739
Western Wireless Corp. Class A (a)	11,300	426,914
		1,089,653
UTILITIES - 3.6%
Multi-Utilities & Unregulated Power - 3.6%
AES Corp. (a)	115,100	1,617,155
TOTAL COMMON STOCKS (Cost $34,989,101)		40,361,694
Money Market Funds - 9.4%

Fidelity Cash Central Fund, 2.31% (b) (Cost $4,215,500)	4,215,500	4,215,500
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $39,204,601)		44,577,194
NET OTHER ASSETS - 0.2%		76,713
NET ASSETS - 100%		$ 44,653,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At January 31, 2005, the aggregate cost of investment securities for income tax purposes was $39,258,980. Net unrealized appreciation aggregated $5,318,214, of which $5,649,099 related to appreciated investment securities and $330,885 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 21, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 21, 2005